Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,541	$ 2,311	$ 1,797	$ 2,795
Provision for credit losses
Model changes		25		25
Originations	165	129	448	489
Maturities	(171)	(245)	(560)	(817)
Changes in risk, parameters and exposures	69	(182)	(59)	(124)
Write–offs	(48)	(34)	(97)	(183)
Recoveries	9	18	37	45
Exchange rate and other	(25)	3	(26)	(205)
Balance at end of period	1,540	2,025	1,540	2,025
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	483	764	566	995
Provision for credit losses
Model changes		1		1
Transfers to Stage 1	66	194	334	449
Transfers to Stage 2	(14)	(20)	(55)	(107)
Transfers to Stage 3		(2)	(2)	(4)
Originations	165	129	448	489
Maturities	(103)	(116)	(301)	(414)
Changes in risk, parameters and exposures	(48)	(346)	(444)	(747)
Exchange rate and other	(5)	6	(2)	(52)
Balance at end of period	544	610	544	610
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	590	1,024	794	1,132
Provision for credit losses
Model changes		24		24
Transfers to Stage 1	(66)	(193)	(331)	(445)
Transfers to Stage 2	15	21	56	134
Transfers to Stage 3	(21)	(17)	(48)	(54)
Maturities	(68)	(129)	(259)	(403)
Changes in risk, parameters and exposures	130	174	354	594
Exchange rate and other	(5)	9	9	(69)
Balance at end of period	575	913	575	913
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	468	523	437	668
Provision for credit losses
Transfers to Stage 1		(1)	(3)	(4)
Transfers to Stage 2	(1)	(1)	(1)	(27)
Transfers to Stage 3	21	19	50	58
Changes in risk, parameters and exposures	(13)	(10)	31	29
Write–offs	(48)	(34)	(97)	(183)
Recoveries	9	18	37	45
Exchange rate and other	(15)	(12)	(33)	(84)
Balance at end of period	$ 421	$ 502	$ 421	$ 502